Deposits due to customers - Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (92,352)	₩ (36,826)
Total	342,105,209	317,899,871	$ 271,468,980
Deposits in local currency
Disclosure of deposits from customers [Line Items]
Gross carrying amount	295,931,200	280,292,797
Deposits on demand | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	15,627,300	18,029,136
Deposits at termination | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	270,092,855	254,319,473
Mutual installment | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	22,995	24,620
Deposits on notes payables | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	3,675,596	2,954,066
Deposits on CMA | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	60,079	92,360
Certificate of deposits | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	5,255,889	3,586,423
Other deposits | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	1,196,486	1,286,719
Deposits in foreign currencies
Disclosure of deposits from customers [Line Items]
Gross carrying amount	46,171,591	37,607,074
Deposits in foreign currencies | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	46,263,943	37,643,900
Customers Deposits For Beneficiary [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	₩ 2,418	₩ 0